TANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [abstract]
Schedule of the movement of the carrying value amounts of tangible assets

The movement of the carrying value amounts of tangible assets for the period ended on December 31, 2024, 2023 and 2022 is as follows:

		Property, plant						Given in
		and equipment		Right-of-use		Investment		operating		Biological
		for own use (1)		assets		properties (2)		leases		assets		Total
Cost
Balance as of January 1, 2022	Ps.	10,385,357	Ps.	2,839,802	Ps.	852,935	Ps.	48,203	Ps.	154,986	Ps.	14,281,283
Increase / (decrease) due to changes in the lease variables		—		89,087		—		—		—		89,087
Purchases or capitalized expenses (3)		477,795		205,587		70,081		58,884		28,368		840,715
Withdrawals / Sales (6)		(413,817)		(152,284)		(127,753)		—		(27,583)		(721,437)
Changes in fair value		—		—		55,930		—		56,859		112,789
Revaluation of investment properties		—		—		797		—		—		797
Transfers to/from non-current assets held for sale		(9,174)		—		31,184		—		—		22,010
Loss of control in subsidiary (4)		(3,071,270)		(928,279)		—		—		—		(3,999,549)
Discontinued operations (4)		(26,314)		—		—		—		—		(26,314)
Effect of movements in exchange rates		118,393		38,353		2,282		—		—		159,028
Reclassifications		(4,467)		3,573		(4,493)		(6,287)		—		(11,674)
Balance as of December 31, 2022	Ps.	7,456,503	Ps.	2,095,839	Ps.	880,963	Ps.	100,800	Ps.	212,630	Ps.	10,746,735
Increase / (decrease) due to changes in the lease variables		—		636,227		—		—		—		636,227
Purchases or capitalized expenses (3)		561,009		236,652		56,307		30,587		26,118		910,673
Withdrawals / Sales (6)		(544,864)		(174,060)		(200,670)		(16)		(26,677)		(946,287)
Changes in fair value		—		—		84,958		—		18,601		103,559
Revaluation of investment properties		—		—		557		—		—		557
Transfers to/from non-current assets held for sale		(189,295)		—		95,593		—		—		(93,702)
Loss of control in subsidiary		(565)		—		—		—		—		(565)
Effect of movements in exchange rates		(151,520)		(39,001)		(7,079)		—		—		(197,600)
Reclassifications		(17,712)		(504,889)		(4,160)		(2,290)		—		(529,051)
Balance as of December 31, 2023	Ps.	7,113,556	Ps.	2,250,768	Ps.	906,469	Ps.	129,081	Ps.	230,672	Ps.	10,630,546
Increase / (decrease) due to changes in the lease variables		—		177,314		—		—		—		177,314
Purchases or capitalized expenses (3)		631,313		185,779		37,859		9,835		26,572		891,358
Withdrawals / Sales (6)		(421,913)		(145,986)		(85,975)		(117)		(26,494)		(680,485)
Changes in fair value		—		—		35,841		—		7,589		43,430
Revaluation of investment properties		—		—		16,935		—		—		16,935
Transfers to/from non-current assets held for sale		186		—		22,370		—		—		22,556

		Property, plant						Given in
		and equipment		Right-of-use		Investment		operating		Biological
		for own use (1)		assets		properties (2)		leases		assets		Total
Effect of movements in exchange rates		97,963		27,212		6,966		—		—		132,141
Reclassifications		(52,930)		(47,325)		32,470		(8,468)		—		(76,253)
Balance as of December 31, 2024	Ps.	7,368,175	Ps.	2,447,762	Ps.	972,935	Ps.	130,331	Ps.	238,339	Ps.	11,157,542

		Property, plant						Given in
		and equipment		Right-of-use		Investment		operating		Biological
Accumulated Depreciation:		for own use (1)		assets		properties (2)		leases		assets		Total
Balance as of January 1, 2022	Ps.	(4,225,609)	Ps.	(939,406)	Ps.	—	Ps.	(9,979)	Ps.	—	Ps.	(5,174,994)
Depreciation of the year charged against profit or loss		(308,642)		(236,587)		—		(14,646)		—		(559,875)
Withdrawals / Sales (6)		183,180		84,643		—		—		—		267,823
Transfers to/from non-current assets held for sale		3,638		—		—		—		—		3,638
Loss of control in subsidiary (4)		1,679,433		370,917		—		—		—		2,050,350
Discontinued operations (4)		(29,380)		(29,625)		—		—		—		(59,005)
Effect of movements in exchange rates		(18,418)		(10,274)		—		—		—		(28,692)
Reclassification		(5,091)		(5,913)		—		6,212		—		(4,792)
Balance as of December 31, 2022	Ps.	(2,720,889)	Ps.	(766,245)	Ps.	—	Ps.	(18,413)	Ps.	—	Ps.	(3,505,547)
Depreciation of the year charged against profit or loss		(289,999)		(248,488)		—		(18,575)		—		(557,062)
Withdrawals / Sales (6)		246,794		90,904		—		16		—		337,714
Transfers to/from non-current assets held for sale		57,298		—		—		—		—		57,298
Loss of control in subsidiary		476		—		—		—		—		476
Effect of movements in exchange rates		29,602		11,611		—		—		—		41,213
Reclassification		(3,694)		(1,593)		—		2,290		—		(2,997)
Balance as of December 31, 2023	Ps.	(2,680,412)	Ps.	(913,811)	Ps.	—	Ps.	(34,682)	Ps.	—	Ps.	(3,628,905)
Depreciation of the year charged against profit or loss		(289,540)		(276,071)		—		(22,677)		—		(588,288)
Withdrawals / Sales (6)		230,509		99,664		—		22		—		330,195
Transfers to/from non-current assets held for sale		1,007		—		—		—		—		1,007
Effect of movements in exchange rates		(20,173)		(10,006)		—		—		—		(30,179)
Reclassification		(2,171)		4,086		—		7,498		—		9,413
Balance as of December 31, 2024	Ps.	(2,760,780)	Ps.	(1,096,138)	Ps.	—	Ps.	(49,839)	Ps.	—	Ps.	(3,906,757)

		Property, plant						Given in
		and equipment		Right-of-use		Investment		operating		Biological
Impairment losses:		for own use (1)		assets		properties (2)		leases		assets		Total
Balance as of January 1, 2022	Ps.	(5,580)	Ps.	—	Ps.	—	Ps.	(156)	Ps.	—	Ps.	(5,736)
Year impairment charge		(997)		—		—		(219)		—		(1,216)
Reclassification		1,205		—		—		—		—		1,205
Balance as of December 31, 2022	Ps.	(5,372)	Ps.	—	Ps.	—	Ps.	(375)	Ps.	—	Ps.	(5,747)
Year impairment charge		31		—		—		(35)		—		(4)
Balance as of December 31, 2023	Ps.	(5,341)	Ps.	—	Ps.	—	Ps.	(410)	Ps.	—	Ps.	(5,751)
Year impairment charge		(3,988)		—		—		356		—		(3,632)
Effect of movements in exchange rates		(22)		—		—		—		—		(22)
Reclassification		2,061		—		—		—		—		2,061
Balance as of December 31, 2024	Ps.	(7,290)	Ps.	—	Ps.	—	Ps.	(54)	Ps.	—	Ps.	(7,344)

		Property, plant						Given in
		and equipment		Right-of-use		Investment		operating		Biological
Tangible assets, net:		for own use (1)		assets		properties (2)		leases		assets		Total
Balance as of December 31, 2022	Ps.	4,730,242	Ps.	1,329,594	Ps.	880,963	Ps.	82,012	Ps.	212,630	Ps.	7,235,441
Balance as of December 31, 2023	Ps.	4,427,803	Ps.	1,336,957	Ps.	906,469	Ps.	93,989	Ps.	230,672	Ps.	6,995,890
Balance as of December 31, 2024	Ps.	4,600,105	Ps.	1,351,624	Ps.	972,935	Ps.	80,438	Ps.	238,339	Ps.	7,243,441
(1)	Only assets for own use different than assets given in operating lease are included.
(2)	Cost is included at fair value. The total of purchases of investment properties, includes assets received in total or partial settlement of the payment obligations of debtors, at December 31, 2024 Ps. 37,049, other movementsPs.17; Ps. 56,144 at December 31,2023 and Ps. 64,429 at December 31, 2022.
(3)	The amount of purchases for own use assets include: (i) Capitalized expenses at December 31, 2024 for Ps. 4,250, at December 31, 2023 for Ps. 802 and at December 31, 2022 for Ps. 2,113; (ii) Dismantling cost at December 31, 2024 for Ps. 799, at December 31, 2023 for Ps. 1,723, and at December 2022 for Ps. 666; and (iii) at December 31, 2022 an amount transferred from concessions arrangements as a result of the change in the conditions of the contracts by the grantor for Ps. 14,532.
(4)	For 2022, see note 1.1. "Discontinued operations of BAC Holding" for Ps. (1,899,743), allocated as follows: Property, plant and equipment for Ps. (1,361,821) and assets for rights of use for Ps. (537,922).
(5)	Correspond to reclassification for comparability of the movements of BAC Holding consider the deconsolidation of this entity during year 2022.
(6)	Includes the recognition of the write-offs of the assets transferred to NEXUS Real Estate Capital Funds. As of December 31, 2024, for assets for own use, the net value of the write-offs corresponds to: Banco de Bogotá for Ps. (51,499); and for investment properties, they correspond to: as of December 31, 2024, Banco de Bogotá Ps. (4,013) and Banco Popular Ps. (1,196). As of December 31, 2023, for assets for own use, the net value of the write-offs corresponds to: Banco de Bogotá for Ps. (25,400), Banco Popular for Ps. (114,771) and Banco Av Villas for Ps. (33,053); and for investment properties, they correspond to: as of December 31, 2023, Banco de Bogotá Ps. (41,412), Banco Popular Ps. (21,459) and Banco de Occidente Ps. (6,704).

Schedule of property, plant and equipment by type

The following is the detail of the balance as of December 31,2024 and 2023, for each type of property, plant and equipment for own use:

			Accumulated		Impairment		Carrying
December 31, 2024	Cost (1)		depreciation		loss		amount
Land	Ps.	758,682	Ps.	—	Ps.	(1,865)	Ps.	756,817
Buildings		1,624,279		(406,255)		(812)		1,217,212
Office equipment and accessories		645,546		(499,752)		(30)		145,764
Information technology equipment		1,521,882		(1,002,890)		(175)		518,817
Vehicles		98,918		(79,629)		—		19,289
Equipment and machinery		1,957,838		(592,451)		(4,408)		1,360,979
Warehouses		11,037		(3,391)		—		7,646
Improvements in leaseholds properties		226,588		(133,298)		—		93,290
Construction in progress		208,234		—		—		208,234
Bearer plants		315,171		(43,114)		—		272,057
Balance as of December 31, 2024	Ps.	7,368,175	Ps.	(2,760,780)	Ps.	(7,290)	Ps.	4,600,105

			Accumulated		Impairment		Carrying
December 31, 2023	Cost (1)		depreciation		loss		amount
Land	Ps.	766,013	Ps.	—	Ps.	(1,865)	Ps.	764,148
Buildings		1,703,700		(411,582)		(3,151)		1,288,967
Office equipment and accessories		628,991		(480,429)		(49)		148,513
Information technology equipment		1,465,341		(1,021,448)		(58)		443,835
Vehicles		100,840		(80,863)		—		19,977
Equipment and machinery		1,786,790		(526,930)		(218)		1,259,642
Warehouses		17,769		(6,700)		—		11,069
Improvements in leaseholds properties		202,886		(113,614)		—		89,272
Construction in progress		149,480		—		—		149,480
Bearer plants		291,746		(38,846)		—		252,900
Balance as of December 31, 2023	Ps.	7,113,556	Ps.	(2,680,412)	Ps.	(5,341)	Ps.	4,427,803

(1)   The cost of the tangible assets for own use includes borrowing costs capitalized for Ps. 12,666, at December 31, 2024 and for Ps. 9,769, at December 31, 2023 with a capitalized interest rate (weighted average) of 14.87% and 11.82% respectively.

The following is the detail of the balance as of December 31,2024 and 2023, by type of property, plant and equipment given in operating lease:

			Accumulated		Impairment		Carrying
December 31, 2024	Cost		depreciation		loss		amount
Computing equipment	Ps.	42,980	Ps.	(26,431)	Ps.	—	Ps.	16,549
Vehicles		63,243		(15,408)		—		47,835
Mobilization equipment and machinery		24,108		(8,000)		(54)		16,054
Balance as of December 31, 2024	Ps.	130,331	Ps.	(49,839)	Ps.	(54)	Ps.	80,438

			Accumulated		Impairment		Carrying
December 31, 2023	Cost		depreciation		loss		amount
Computing equipment	Ps.	45,873	Ps.	(19,959)	Ps.	—	Ps.	25,914
Vehicles		55,009		(9,335)		—		45,674
Mobilization equipment and machinery		28,199		(5,388)		(410)		22,401
Balance as of December 31, 2023	Ps.	129,081	Ps.	(34,682)	Ps.	(410)	Ps.	93,989

Schedule of right of use assets by type

The following tables shows the balance at December 31, 2024 and 2023, by type of right-of-use asset recognized as part of tangible assets:

			Accumulated		Carrying
December 31, 2024		Cost	depreciation		amount
Land	Ps.	45,789	Ps.	(8,544)	Ps.	37,245
Buildings		1,792,794		(747,684)		1,045,110
Office equipment and accessories		4,887		(4,441)		446
Information technology equipment		152,662		(104,341)		48,321
Vehicles		62,700		(39,107)		23,593
Equipment and machinery		226,216		(110,288)		115,928
Warehouses		162,714		(81,733)		80,981
Balance as of December 31, 2024	Ps.	2,447,762	Ps.	(1,096,138)	Ps.	1,351,624

			Accumulated		Carrying
December 31, 2023	Cost		depreciation		amount
Land	Ps.	41,973	Ps.	(8,473)	Ps.	33,500
Buildings		1,627,781		(600,942)		1,026,839
Office equipment and accessories		5,322		(2,400)		2,922
Information technology equipment		126,714		(81,493)		45,221
Vehicles		66,123		(35,235)		30,888
Equipment and machinery		223,434		(102,795)		120,639
Warehouses		159,421		(82,473)		76,948
Balance as of December 31, 2023	Ps.	2,250,768	Ps.	(913,811)	Ps.	1,336,957

Schedule of investment properties

The following is the detail of the existing investment properties, for the periods ended December 31,2024 and 2023:

			Accumulated
			adjustments		Carrying
December 31, 2024	Cost		to fair value		amount
Land	Ps.	278,186	Ps.	275,084	Ps.	553,270
Buildings		349,249		70,416		419,665
Balance as of December 31, 2024	Ps.	627,435	Ps.	345,500	Ps.	972,935

			Accumulated
			adjustments		Carrying
December 31, 2023	Cost		to fair value		amount
Land	Ps.	301,519	Ps.	184,715	Ps.	486,234
Buildings		335,770		84,465		420,235
Balance as of December 31, 2023	Ps.	637,289	Ps.	269,180	Ps.	906,469

The following amounts have been recognized in the Consolidated Statement of Income during the years ended on December 31, 2024, 2023 and 2022 in relation to investments properties:

	December 31,		December 31,		December 31,
	2024		2023		2022
Income from rents	Ps.	9,863	Ps.	9,618	Ps.	11,930
Direct operating expenses deriving from property investments which create income from rent		(1,045)		(1,294)		(919)
Direct operating expenses deriving from property investments which do not create income from rent		(11,274)		(13,733)		(6,852)
	Ps.	(2,456)	Ps.	(5,409)	Ps.	4,159